Income Tax - Reconciliation of Income Tax Attributable to Operations (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax rate assumed for both State and Foreign deferred tax calculations	34.00%	34.00%	34.00%